SHARE-BASED COMPENSATION (Details 2) - 2007 Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Awards Outstanding
Number outstanding (in shares)	11,737,104
Average Remaining Contractual Life	6 years 9 months 11 days
Aggregate Intrinsic Value	$ 158.9
Awards Exercisable
Number exercisable (in shares)	5,969,900
Average Remaining Contractual Life	4 years 8 months 9 days
Aggregate Intrinsic Value	$ 69.7
Options
Awards Outstanding
Number outstanding (in shares)	4,042,175	4,968,744
Average Remaining Contractual Life	3 years 5 months 16 days
Aggregate Intrinsic Value	$ 41.9
Awards Exercisable
Number exercisable (in shares)	3,999,800
Average Remaining Contractual Life	3 years 5 months 1 day
Aggregate Intrinsic Value	$ 41.8
SARs
Awards Outstanding
Number outstanding (in shares)	253,090	2,431,714
Average Remaining Contractual Life	7 years 1 month 17 days
Awards Exercisable
Number exercisable (in shares)	197,224
Average Remaining Contractual Life	7 years 3 months 15 days
RSUs
Awards Outstanding
Number outstanding (in shares)	7,441,839	3,906,069
Average Remaining Contractual Life	8 years 6 months 29 days
Aggregate Intrinsic Value	$ 117.0
Awards Exercisable
Number exercisable (in shares)	1,772,877
Average Remaining Contractual Life	7 years 3 months 7 days
Aggregate Intrinsic Value	$ 27.9
$2.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.16
Awards Outstanding
Number outstanding (in shares)	476,468
Average Remaining Contractual Life	6 months 15 days
Aggregate Intrinsic Value	$ 6.5
Awards Exercisable
Number exercisable (in shares)	476,468
Average Remaining Contractual Life	6 months 15 days
Aggregate Intrinsic Value	$ 6.5
$2.74 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
Awards Outstanding
Number outstanding (in shares)	471,300
Average Remaining Contractual Life	1 year 3 months 29 days
Aggregate Intrinsic Value	$ 6.1
Awards Exercisable
Number exercisable (in shares)	471,300
Average Remaining Contractual Life	1 year 3 months 29 days
Aggregate Intrinsic Value	$ 6.1
$3.40 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
Awards Outstanding
Number outstanding (in shares)	339,850
Average Remaining Contractual Life	2 years 1 month 2 days
Aggregate Intrinsic Value	$ 4.2
Awards Exercisable
Number exercisable (in shares)	339,850
Average Remaining Contractual Life	2 years 1 month 2 days
Aggregate Intrinsic Value	$ 4.2
$3.43 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
Awards Outstanding
Number outstanding (in shares)	197,870
Average Remaining Contractual Life	3 years 5 months 1 day
Aggregate Intrinsic Value	$ 2.4
Awards Exercisable
Number exercisable (in shares)	197,870
Average Remaining Contractual Life	3 years 5 months 1 day
Aggregate Intrinsic Value	$ 2.4
$3.51 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
Awards Outstanding
Number outstanding (in shares)	706,663
Average Remaining Contractual Life	3 years 10 months 10 days
Aggregate Intrinsic Value	$ 8.6
Awards Exercisable
Number exercisable (in shares)	706,663
Average Remaining Contractual Life	3 years 10 months 10 days
Aggregate Intrinsic Value	$ 8.6
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
Awards Outstanding
Number outstanding (in shares)	606,445
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	$ 7.0
Awards Exercisable
Number exercisable (in shares)	604,570
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	$ 7.0
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
Awards Outstanding
Number outstanding (in shares)	1,019,579
Average Remaining Contractual Life	4 years 10 months 6 days
Aggregate Intrinsic Value	$ 7.1
Awards Exercisable
Number exercisable (in shares)	1,007,079
Average Remaining Contractual Life	4 years 10 months 6 days
Aggregate Intrinsic Value	$ 7.0
$25.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 25.00
Awards Outstanding
Number outstanding (in shares)	168,000
Average Remaining Contractual Life	5 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	168,000
Average Remaining Contractual Life	5 years 4 months 24 days
$27.74 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 27.74
Awards Outstanding
Number outstanding (in shares)	28,000
Average Remaining Contractual Life	7 years 4 months 21 days
Awards Exercisable
Number exercisable (in shares)	17,500
Average Remaining Contractual Life	7 years 4 months 21 days
$33.09 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 33.09
Awards Outstanding
Number outstanding (in shares)	28,000
Average Remaining Contractual Life	8 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	10,500
Average Remaining Contractual Life	8 years 4 months 24 days
$16.95 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
Awards Outstanding
Number outstanding (in shares)	2,500
Average Remaining Contractual Life	5 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	2,500
Average Remaining Contractual Life	5 years 11 months 19 days
$19.00 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19.00
Awards Outstanding
Number outstanding (in shares)	90,000
Average Remaining Contractual Life	6 years 6 months 26 days
Awards Exercisable
Number exercisable (in shares)	35,000
Average Remaining Contractual Life	6 years 6 months 26 days
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
Awards Outstanding
Number outstanding (in shares)	10,590
Average Remaining Contractual Life	5 years 11 months 1 day
Awards Exercisable
Number exercisable (in shares)	9,724
Average Remaining Contractual Life	5 years 11 months 1 day
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	150,000
Average Remaining Contractual Life	7 years 6 months 26 days
Awards Exercisable
Number exercisable (in shares)	150,000
Average Remaining Contractual Life	7 years 6 months 26 days